Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions		Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2011			$ 613.0	$ 1,006.2	$ 3,495.0	$ 692.5
Stock options exercised			0.1	0.4
Net income		902.3			902.3
Other comprehensive income (loss)		178.5				178.5
Tax benefit from exercise/vesting of equity-based compensation				5.8
Treasury shares purchased	[1]		(8.6)	(14.5)	(151.1)
Net restricted equity awards (issued) (vested) forfeited			0.1	(0.1)
Cash dividends declared on common shares ($0.6862, $1.4929, and $1.2845 per share)					(772.5)
Amortization of equity-based compensation				62.4
Reinvested dividends on restricted stock units				11.2	(11.2)
Other				5.6	(8.1)
Balance, End of year at Dec. 31, 2012		6,007.0	604.6	1,077.0	3,454.4	871.0
Stock options exercised			0	0
Net income		1,165.4			1,165.4
Other comprehensive income (loss)		80.7				80.7
Tax benefit from exercise/vesting of equity-based compensation				10.3
Treasury shares purchased	[1]		(11.0)	(20.4)	(242.0)
Net restricted equity awards (issued) (vested) forfeited			2.2	(2.2)
Cash dividends declared on common shares ($0.6862, $1.4929, and $1.2845 per share)					(889.2)
Amortization of equity-based compensation				64.9
Reinvested dividends on restricted stock units				12.4	(12.4)
Other				0	23.8
Balance, End of year at Dec. 31, 2013		6,189.5	595.8	1,142.0	3,500.0	951.7
Stock options exercised			0	0
Net income		1,281.0			1,281.0
Other comprehensive income (loss)		71.4				71.4
Tax benefit from exercise/vesting of equity-based compensation				12.8
Treasury shares purchased	[1]		(11.1)	(21.6)	(238.7)
Net restricted equity awards (issued) (vested) forfeited			3.1	(3.1)
Cash dividends declared on common shares ($0.6862, $1.4929, and $1.2845 per share)					(402.6)
Amortization of equity-based compensation				51.4
Reinvested dividends on restricted stock units				2.8	(2.8)
Other				0	(3.5)
Balance, End of year at Dec. 31, 2014		$ 6,928.6	$ 587.8	$ 1,184.3	$ 4,133.4	$ 1,023.1

[1]	In December 2013, we purchased 4.0 million shares at a price of $25.50 per share in a privately negotiated transaction with the "Peter B. Lewis Trust under Agreement dated December 21, 1994, as modified." Mr. Lewis was our non-executive Chairman of the Board until his death in November 2013.